Provisions - Employee obligations - Venezuela - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Venezuela
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	500.00%	500.00%
Discount rate	536.00%	536.00%
Expected inflation rate	550.00%	550.00%
Venezuela | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Actuarial assumption of retirement age	63 years	65 years
Venezuela | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Actuarial assumption of retirement age	64 years
France
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	0.75%	0.75%
Expected inflation rate	1.60%	1.60%
Actuarial assumption of retirement age	65 years	65 years
France | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	1.60%	1.60%
France | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	6.10%	6.10%
South Africa
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Actuarial assumption of retirement age	63 years	63 years
South Africa | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase		5.80%
Discount rate	10.60%	9.80%
Expected inflation rate	5.80%	4.80%
South Africa | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase		9.10%
Discount rate	11.60%	13.20%
Expected inflation rate	7.10%	7.60%
FerroAtlantica De Venezuela SA | Venezuela
Disclosure of defined benefit plans [line items]
Years of service	15 years
Percentage of basic salary guaranteed by IVSS	80.00%
Present value of defined benefit obligation [member] | South Africa
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 3,461	$ 4,601
Current service cost	32	47
Borrowing costs	390	435
Actuarial differences	(526)	1,238
Benefits paid	232	278
Exchange differences	(398)	(106)
Obligations at end of year	3,779	3,461
Present value of defined benefit obligation [member] | FerroAtlantica De Venezuela SA | Venezuela
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	22	2,577
Current service cost	102	26
Borrowing costs	115	596
Benefits paid	(2)	(2)
Exchange differences	(47)	(956)
Other		(2,220)
Obligations at end of year	$ 190	$ 22